Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Feb. 14, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Consistent with this practice, on February 5th, 2025, the Company released its earnings results announcing its fourth quarter and full year financial results for the year ended December 31, 2024. The Compensation Committee granted annual stock options on February 14, 2025, in an open trading window seven business days following the earnings release. The Compensation Committee believes this represents a sufficient amount of time for the public markets to absorb the Company’s earnings results prior to the grant date. Accordingly, the Company does not take material non-public information into account when determining the timing and terms of the stock option awards and has not timed the disclosure of material non-public information with the purpose of affecting the value of the stock option awards. See the “Timing of Long-Term Incentive Awards” section above for additional details on our granting practices related to stock options.

The table below presents information regarding stock options awarded to our named executive officers in 2025, during any period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K or the filing or furnishing of a current report on Form 8-K disclosing material non-public information (other than a current report on Form 8-K disclosing a material new stock option award under Item 5.02(e) of such Form 8-K), and ending one business day after the filing or furnishing of such report with the SEC (the “Designated Period”). Though the annual stock options included in the table below were granted within a Designated Period (on the day the Company filed its Form 10-K), as noted above, the Company issued its earnings release seven business days prior to the grant, the trading window was open and the filing of the Form 10-K was not believed to be a release of material, nonpublic information.

Award Timing Method	The Compensation Committee granted annual stock options on February 14, 2025, in an open trading window seven business days following the earnings release.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	the filing of the Form 10-K was not believed to be a release of material, nonpublic information
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant date	# of Options Granted	Exercise Price ($)	Grant Date Fair Value of Award ($)	% Change in Market Price of Underlying Securities Between Closing Market Price of Security One Trading Day Prior to and One Trading Day Following Disclosure of MNPI(1)

Christopher A. O’Herlihy	2/14/2025	72,947	258.11	5,249,996	0.8%
Michael M. Larsen	2/14/2025	28,831	258.11	2,074,967	0.8%
Axel R.J. Beck	2/14/2025	10,768	258.11	774,973	0.8%
T. Kenneth Escoe	2/14/2025	10,421	258.11	749,999	0.8%
Mary K. Lawler	2/14/2025	12,505	258.11	899,985	0.8%

(1)

This column is included to comply with SEC disclosure requirements regarding stock option grants. The Company does not believe that the Form 10-K for the year ended December 31, 2024, contained material non-public information, as material information regarding fiscal year 2024 performance had been already publicly disclosed in the February 5, 2025 earnings release.

Christopher A. O'Herlihy [Member]
Awards Close in Time to MNPI Disclosures
Name		Christopher A. O’Herlihy
Underlying Securities | shares		72,947
Exercise Price | $ / shares		$ 258.11
Fair Value as of Grant Date | $		$ 5,249,996
Underlying Security Market Price Change		0.008
Michael M. Larsen [Member]
Awards Close in Time to MNPI Disclosures
Name		Michael M. Larsen
Underlying Securities | shares		28,831
Exercise Price | $ / shares		$ 258.11
Fair Value as of Grant Date | $		$ 2,074,967
Underlying Security Market Price Change		0.008
Axel R.J. Beck [Member]
Awards Close in Time to MNPI Disclosures
Name		Axel R.J. Beck
Underlying Securities | shares		10,768
Exercise Price | $ / shares		$ 258.11
Fair Value as of Grant Date | $		$ 774,973
Underlying Security Market Price Change		0.008
T. Kenneth Escoe [Member]
Awards Close in Time to MNPI Disclosures
Name		T. Kenneth Escoe
Underlying Securities | shares		10,421
Exercise Price | $ / shares		$ 258.11
Fair Value as of Grant Date | $		$ 749,999
Underlying Security Market Price Change		0.008
Mary K. Lawler [Member]
Awards Close in Time to MNPI Disclosures
Name		Mary K. Lawler
Underlying Securities | shares		12,505
Exercise Price | $ / shares		$ 258.11
Fair Value as of Grant Date | $		$ 899,985
Underlying Security Market Price Change		0.008